Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Aggregate amounts due from and due to transactions with other affiliates
Aggregate amounts due from and due to AMC Networks, Madison Square Garden and other affiliates at December 31, 2010 and 2009 are summarized below:

Cablevision	December 31,
	2010	2009

Amounts due from affiliates	$25,127	$33,889
Amounts due to affiliates	31,517	42,827

CSC Holdings	December 31,
	2010	2009

Amounts due from affiliates (principally Cablevision)	$515,698	$540,168
Amounts due to affiliates	31,200	35,825

Summary of Revenue and Charges (Credits) Related to Services Provided to or Received from AMC Networks and Madison Square Garden
The following table summarizes the revenue and charges (credits) related to services provided to or received from AMC Networks and Madison Square Garden reflected in continuing operations not discussed elsewhere in the accompanying combined notes to the consolidated financial statements:

	Years Ending December 31,
	2010(a)	2009(a)	2008(a)

Revenues, net	$4,381	$4,183	$3,437

Operating expenses (credits):
Technical expenses, net of credits	$171,642	$144,542	$175,629

Selling, general and administrative expenses (credits):
Corporate general and administrative expense allocations	(13,796)	(11,071)	(10,703)
Health and welfare plan allocations	(8,209)	(21,283)	(19,175)
Risk management and general insurance allocations	(2,339)	(7,780)	(7,840)
Other	1,261	3,582	62
Selling, general and administrative expenses (credits), subtotal	(23,083)	(36,552)	(37,656)

Operating expenses, net	148,559	107,990	137,973

Net charges	$144,178	$103,807	$134,536
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(a)
Operating results of AMC Networks and Madison Square Garden are reported in discontinued operations for all periods presented prior to the AMC Networks Distribution and MSG Distribution.  Accordingly, amounts relating to AMC Networks and Madison Square Garden for all periods prior to the AMC Networks Distribution and MSG Distribution are eliminated in consolidation.  Corporate overhead costs previously allocated to AMC Networks and Madison Square Garden that were not eliminated as a result of the AMC Networks Distribution and MSG Distribution have been reclassified to continuing operations and are not reflected in the table above.